Fair Value Measurements: (Details 1) - USD ($)	Jun. 30, 2015	Dec. 31, 2014
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 243,757	$ 175,541
Marketable securities fair value total	243,757	175,541
Convertible notes and interest notes fair value level two	45,437,410	37,408,241
Convertible notes and interest notes fair value total	$ 45,437,410	$ 37,408,241